Exchangeable Senior Notes - Reconciliation of assets and liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Capped call assets
Changes in liabilities arising from financing activities [abstract]
Beginning balance	$ (99,932)	$ 0
Cash flows	0	(87,700)
Amortization of debt discount and issuance cost	0	0
Fair value changes	(114,665)	(12,232)
Accrual of interest	0	0
Other		0
Ending balance	(214,597)	(99,932)
Exchangeable Notes, net
Changes in liabilities arising from financing activities [abstract]
Beginning balance	819,637	0
Cash flows	0	812,587
Amortization of debt discount and issuance cost	33,939	5,693
Fair value changes	0	0
Accrual of interest	0	0
Other		1,357
Ending balance	853,576	819,637
Embedded exchange feature of Notes
Changes in liabilities arising from financing activities [abstract]
Beginning balance	202,553	0
Cash flows	0	177,907
Amortization of debt discount and issuance cost	0	0
Fair value changes	648,573	24,646
Accrual of interest	0	0
Other		0
Ending balance	851,126	202,553
Accrued interest
Changes in liabilities arising from financing activities [abstract]
Beginning balance	1,094	0
Cash flows	(6,319)	0
Amortization of debt discount and issuance cost	0	0
Fair value changes	0	0
Accrual of interest	6,267	1,094
Other		0
Ending balance	$ 1,042	$ 1,094